Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation and accounting policies
Non-current assets	$ 3,415,936	$ 2,792,066
Current assets	765,514	749,910
Total assets	4,181,450	3,541,976
Non-current liabilities	2,059,760	2,052,139
Current liabilities	603,730	685,928
Total liabilities	2,663,490	2,738,067
Equity	1,517,960	803,909	$ 862,369	$ 773,608
Revenue recognized	1,843,267	1,400,038	1,378,663
Gross profit	605,934	485,361	415,685
Operating income	447,253	540,637	304,575
Financial results	160,475	(345,519)	(113,087)
Income tax	298,820	(24,241)	24,883
Income for the year	307,912	226,467	165,635
Other comprehensive income / (loss) for the year	463,516	(281,750)	92,007
Total comprehensive income for the year	771,428	(55,283)	257,642
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Non-current assets	47,605	53,782
Current assets	64,736	59,737
Total assets	112,341	113,519
Non-current liabilities	4,282	7,329
Current liabilities	54,321	54,106
Total liabilities	58,603	61,435
Equity	53,738	52,084
Revenue recognized	110,261	105,228	96,199
Gross profit	46,380	42,943	38,614
Operating income	26,650	25,319	22,561
Financial results	1,426	656	(316)
Income tax	(2,809)	(2,455)	(1,937)
Income for the year	25,267	23,520	20,308
Other comprehensive income / (loss) for the year	(94)	80	356
Total comprehensive income for the year	25,173	23,600	20,664
Dividends paid	(23,520)	(20,308)	(17,225)
Increase / (decrease) in cash
Provided by operating activities	35,168	35,891	36,709
Used in investing activities	(4,887)	(5,382)	(10,152)
Used in financing activities	$ (31,044)	$ (27,337)	$ (24,399)